Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Fair Value Hierarchy of Financial Instruments

The fair value hierarchy of financial instruments measured at fair value as of December 31, 2021 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Contingent consideration receivable	$—	$—	$2,842
	$—	$—	$2,842

Financial liabilities measured at fair value:
Contingent consideration payable (1)	$—	$—	$29,689
Warrant liabilities (2)	32,275	3,300	—
Liability for share-based compensation	—	—	10,024
	$32,275	$3,300	$39,713

(1) Excludes deferred consideration payable of $1,126 which is not a Level 3 financial instrument.

(2) Level 2 warrant liabilities represent the fair value of private warrants which is estimated using the price of the Company's public warrants.

The fair value hierarchy of financial instruments measured at fair value as of December 31, 2020 is provided below.

	Level 1	Level 2	Level 3
Financial assets measured at fair value:
Contingent consideration receivable	$—	$—	$151,775
	$—	$—	$151,775

Financial liabilities measured at fair value:
Contingent consideration payable	$—	$—	$9,562
Derivative financial liability	—	50,198	—
	$—	$50,198	$9,562

Schedule of Fair Value Measurement Inputs and Valuation Techniques

The valuation techniques and significant unobservable inputs used in determining the fair value measurement of Level 3 financial instruments is set out in the table below. Other than this input, a reasonably possible change in one or more of the unobservable inputs listed below would not materially change the fair value of financial instruments listed below.

Financial instrument	Valuation technique used	Significant unobservable inputs
Contingent consideration payable	Discounted cashflow	Weighted average discount rate of 9.0% (7-15%)
Liability for share-based compensation	Market and income approach	Discount rate of 16.5%